Shareholder loans	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Shareholder loans [Text Block]
8.	Shareholder loans:

	2017	2016	2015
Loans on acquisition of Surat Basin properties	$3,000,000	$3,000,000	$3,000,000
Accrued and unpaid interest thereon	1,547,427	1,201,120	881,185
	$4,547,427	$4,201,120	$3,881,185

Concurrent with the acquisition of the assets in the Surat Basin in Australia, on March 1, 2012 the Company agreed to pay certain vendors $3.0 million within 12 months and 8.57 million shares of the Company. The loan was non-interest bearing and was recorded at net present value of $2,770,084 and is secured by the Surat assets.

On March 25, 2013, the Company agreed to amend the terms of the loan so that interest would accrue at 8% per annum, with interest accruing from September 1, 2012.

On February 28, 2015, the Company and shareholder agreed to extend the loan to February 28, 2016. At the date of these consolidate financial statements the shareholder has the right to demand repayment. The debt continues to accrue interest on the same terms as previously agreed. The Company is in discussions with the debtholder to further extend maturity of the debt.